Notes to the consolidated statements of income - Income taxes reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Tax reconciliation
Statutory tax rate (as a percent)	30.32%	30.14%	30.14%
Expected corporate income tax expense	€ 313,158	€ 367,491	€ 473,759
Tax free income	(39,550)	(53,282)	(41,566)
Income from equity method investees	(25,570)	(24,909)	(26,722)
Tax rate differentials	(47,586)	(39,064)	(40,604)
Non-deductible expenses	114,182	77,465	50,682
Taxes for prior years	(16,867)	(848)	(38,502)
Noncontrolling partnership interests	(58,345)	(54,636)	(65,489)
Tax rate changes	442	(359)	3,543
Change in realizability of deferred tax assets and tax credits	44,287	33,683	20,736
Withholding taxes	15,124	9,160	5,912
Other	1,282	10,253	11,084
Total tax expense (income)	€ 300,557	€ 324,954	€ 352,833
Effective tax rate (as a percent)	29.10%	26.70%	22.40%